Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments

	As at 30.06.21	As at 31.12.20
Contingent liabilities	£m	£m
Guarantees and letters of credit pledged as collateral security	13,519	15,665
Performance guarantees, acceptances and endorsements	5,679	5,944
Total	19,198	21,609

Commitments
Documentary credits and other short-term trade related transactions	1,017	1,086
Standby facilities, credit lines and other commitments	345,281	331,963
Total	346,298	333,049